3. Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Major classifications
Total Loans	$ 651,891	$ 620,960	$ 619,974
Less allowance for loan losses	11,082	13,501	14,423	16,604
Net loans	640,809	607,459
Construction and land development
Major classifications
Total Loans	57,617	63,742	73,176
Less allowance for loan losses	2,785	3,218	4,399	7,182
Single-family residential
Major classifications
Total Loans	206,417	195,975	195,003
Less allowance for loan losses	2,566	3,123	3,231	3,253
Single-family residential - Banco de la Gente stated income
Major classifications
Total Loans	47,015	49,463	52,019
Less allowance for loan losses	1,610	1,863	1,998	2,104
Commercial
Major classifications
Total Loans	228,558	209,287	200,633
Less allowance for loan losses	1,902	2,219	2,049	1,731
Multifamily and Farmland
Major classifications
Total Loans	12,400	11,801	8,951
Less allowance for loan losses	7	37	28	13
Total real estate loans
Major classifications
Total Loans	552,007	530,268
Commercial loans (not secured by real estate)
Major classifications
Total Loans	76,262	68,047	64,295
Less allowance for loan losses	1,098	1,069	1,088	1,029
Farm loans (not secured by real estate)
Major classifications
Total Loans	7	19	11
Less allowance for loan losses	0	0	0	0
Consumer loans (not secured by real estate)
Major classifications
Total Loans	10,060	9,593
All other loans (not secured by real estate)
Major classifications
Total Loans	$ 13,555	$ 13,033